Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
Prepayments to related party	¥ 89,014	¥ 120,459